Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 120,805	$ 71,396	$ 5,781
Change in foreign currency translation adjustment	414	995	(695)
Change in unrealized losses on marketable securities:
Unrealized losses arising during the period	(502)	0	0
Net change (net of tax effect of $189, $—- and $—)	(502)	0	0
Change in unrealized (losses) gain on cash flow hedges:
Unrealized (losses) gains arising during the period	(3,488)	364	3,017
Less -reclassification adjustment for net losses realized and included in net income	2,535	(1,308)	(1,805)
Net change (net of tax effect of $130, $129 and $165)	(953)	(944)	1,212
Total other comprehensive (loss) income	(1,041)	51	517
Comprehensive income	$ 119,764	$ 71,447	$ 6,298